Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
Components of Inventory	As at December 31 December 31 millions of dollars 2025 2024 Materials $ 484 $ 453 Fuel 337 328 Total $ 821 $ 781